Subsidiary Guarantees of Debt - Condensed Consolidating Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 448.0	$ 597.0	$ 224.0	$ 191.0
Receivables, net	1,634.0	1,491.0
Inventories, net	1,526.0	1,413.0
Other Assets, Current	150.0	152.0
Total current assets	3,758.0	3,653.0
Noncurrent assets
Property, plant and equipment, net	4,610.0	4,387.0
Goodwill	4,933.0	5,095.0	2,177.0
Intangible assets, net	2,462.0	1,934.0
Other assets	1,406.0	1,104.0
Total assets	17,169.0	16,173.0
Current liabilities
Short-term debt and current portion of long-term debt	453.0	222.0
Accounts payable	2,762.0	2,033.0
Accrued employee costs	352.0	315.0
Other current liabilities	540.0	399.0
Total current liabilities	4,107.0	2,969.0
Noncurrent liabilities
Long-term debt	6,518.0	7,310.0
Employee benefit obligations	1,463.0	1,497.0
Long-term derivative liabilities	120.0
Deferred taxes	695.0	439.0
Other liabilities	340.0	417.0
Total liabilities	13,123.0	12,632.0
Common stock	1,084.0	1,038.0
Retained earnings	4,987.0	4,739.0
Accumulated other comprehensive earnings (loss)	(656.0)	(941.0)
Treasury stock, at cost	(1,474.0)	(1,401.0)
Total Ball Corporation shareholders' equity	3,941.0	3,435.0
Noncontrolling interests	105.0	106.0
Total shareholders' equity	4,046.0	3,541.0	1,261.0	1,240.0
Total liabilities and shareholders' equity	17,169.0	16,173.0
Guarantees Relating to Senior Notes
Current assets
Cash and cash equivalents	448.0	597.0	224.0	191.0
Receivables, net	1,634.0	1,491.0
Inventories, net	1,526.0	1,413.0
Other Assets, Current	150.0	152.0
Total current assets	3,758.0	3,653.0
Noncurrent assets
Property, plant and equipment, net	4,610.0	4,387.0
Goodwill	4,933.0	5,095.0
Intangible assets, net	2,462.0	1,934.0
Other assets	1,406.0	1,104.0
Total assets	17,169.0	16,173.0
Current liabilities
Short-term debt and current portion of long-term debt	453.0	222.0
Accounts payable	2,762.0	2,033.0
Accrued employee costs	352.0	315.0
Other current liabilities	540.0	399.0
Total current liabilities	4,107.0	2,969.0
Noncurrent liabilities
Long-term debt	6,518.0	7,310.0
Employee benefit obligations	1,463.0	1,497.0
Deferred taxes	695.0	439.0
Other liabilities	340.0	417.0
Total liabilities	13,123.0	12,632.0
Common stock	1,084.0	1,038.0
Retained earnings	4,987.0	4,739.0
Accumulated other comprehensive earnings (loss)	(656.0)	(941.0)
Treasury stock, at cost	(1,474.0)	(1,401.0)
Total Ball Corporation shareholders' equity	3,941.0	3,435.0
Noncontrolling interests	105.0	106.0
Total shareholders' equity	4,046.0	3,541.0
Total liabilities and shareholders' equity	17,169.0	16,173.0
Guarantees Relating to Senior Notes | Eliminating Adjustments
Current assets
Intercompany receivables	(1,426.0)	(2,268.0)
Total current assets	(1,426.0)	(2,268.0)
Noncurrent assets
Investment in subsidiaries	(12,913.0)	(11,813.0)
Total assets	(14,339.0)	(14,081.0)
Current liabilities
Intercompany payables	(1,426.0)	(2,270.0)
Total current liabilities	(1,426.0)	(2,270.0)
Noncurrent liabilities
Intercompany long-term notes		2.0
Total liabilities	(1,426.0)	(2,268.0)
Common stock	(6,749.0)	(6,752.0)
Preferred stock	(5.0)	(5.0)
Retained earnings	(7,014.0)	(6,446.0)
Accumulated other comprehensive earnings (loss)	855.0	1,390.0
Total Ball Corporation shareholders' equity	(12,913.0)	(11,813.0)
Total shareholders' equity	(12,913.0)	(11,813.0)
Total liabilities and shareholders' equity	(14,339.0)	(14,081.0)
Ball Corporation | Guarantees Relating to Senior Notes
Current assets
Cash and cash equivalents	5.0	2.0	5.0	2.0
Receivables, net	3.0	96.0
Intercompany receivables	39.0	39.0
Other Assets, Current	9.0	40.0
Total current assets	56.0	177.0
Noncurrent assets
Property, plant and equipment, net	20.0	23.0
Investment in subsidiaries	8,639.0	7,815.0
Intangible assets, net	15.0	18.0
Other assets	185.0	94.0
Total assets	8,915.0	8,127.0
Current liabilities
Short-term debt and current portion of long-term debt	351.0	141.0
Accounts payable	14.0	18.0
Intercompany payables	705.0	1,010.0
Accrued employee costs	28.0	25.0
Other current liabilities	170.0	138.0
Total current liabilities	1,268.0	1,332.0
Noncurrent liabilities
Long-term debt	6,504.0	6,337.0
Employee benefit obligations	333.0	347.0
Intercompany long-term notes	(3,172.0)	(3,142.0)
Deferred taxes	(109.0)	(308.0)
Other liabilities	150.0	127.0
Total liabilities	4,974.0	4,693.0
Common stock	1,084.0	1,038.0
Retained earnings	4,987.0	4,739.0
Accumulated other comprehensive earnings (loss)	(656.0)	(942.0)
Treasury stock, at cost	(1,474.0)	(1,401.0)
Total Ball Corporation shareholders' equity	3,941.0	3,434.0
Total shareholders' equity	3,941.0	3,434.0
Total liabilities and shareholders' equity	8,915.0	8,127.0
Guarantor Subsidiaries | Guarantees Relating to Senior Notes
Current assets
Cash and cash equivalents		(11.0)
Receivables, net	260.0	481.0
Intercompany receivables	1,285.0	1,279.0
Inventories, net	673.0	585.0
Other Assets, Current	52.0	50.0
Total current assets	2,270.0	2,384.0
Noncurrent assets
Property, plant and equipment, net	1,364.0	1,257.0
Investment in subsidiaries	3,885.0	3,575.0
Goodwill	1,545.0	1,868.0
Intangible assets, net	470.0	342.0
Other assets	282.0	434.0
Total assets	9,816.0	9,860.0
Current liabilities
Short-term debt and current portion of long-term debt		(1.0)
Accounts payable	1,084.0	863.0
Intercompany payables	82.0	40.0
Accrued employee costs	182.0	190.0
Other current liabilities	111.0	65.0
Total current liabilities	1,459.0	1,157.0
Noncurrent liabilities
Employee benefit obligations	811.0	858.0
Intercompany long-term notes	1,305.0	1,819.0
Deferred taxes	107.0	303.0
Other liabilities	50.0	66.0
Total liabilities	3,732.0	4,203.0
Common stock	2,463.0	2,662.0
Retained earnings	4,196.0	3,832.0
Accumulated other comprehensive earnings (loss)	(575.0)	(837.0)
Total Ball Corporation shareholders' equity	6,084.0	5,657.0
Total shareholders' equity	6,084.0	5,657.0
Total liabilities and shareholders' equity	9,816.0	9,860.0
Non-Guarantor Subsidiaries | Guarantees Relating to Senior Notes
Current assets
Cash and cash equivalents	443.0	606.0	$ 219.0	$ 189.0
Receivables, net	1,371.0	914.0
Intercompany receivables	102.0	950.0
Inventories, net	853.0	828.0
Other Assets, Current	89.0	62.0
Total current assets	2,858.0	3,360.0
Noncurrent assets
Property, plant and equipment, net	3,226.0	3,107.0
Investment in subsidiaries	389.0	423.0
Goodwill	3,388.0	3,227.0
Intangible assets, net	1,977.0	1,574.0
Other assets	939.0	576.0
Total assets	12,777.0	12,267.0
Current liabilities
Short-term debt and current portion of long-term debt	102.0	82.0
Accounts payable	1,664.0	1,152.0
Intercompany payables	639.0	1,220.0
Accrued employee costs	142.0	100.0
Other current liabilities	259.0	196.0
Total current liabilities	2,806.0	2,750.0
Noncurrent liabilities
Long-term debt	14.0	973.0
Employee benefit obligations	319.0	292.0
Intercompany long-term notes	1,867.0	1,321.0
Deferred taxes	697.0	444.0
Other liabilities	140.0	224.0
Total liabilities	5,843.0	6,004.0
Common stock	4,286.0	4,090.0
Preferred stock	5.0	5.0
Retained earnings	2,818.0	2,614.0
Accumulated other comprehensive earnings (loss)	(280.0)	(552.0)
Total Ball Corporation shareholders' equity	6,829.0	6,157.0
Noncontrolling interests	105.0	106.0
Total shareholders' equity	6,934.0	6,263.0
Total liabilities and shareholders' equity	$ 12,777.0	$ 12,267.0